SUPPLEMENT DATED MAY 14, 2004
                   TO THE PROSPECTUS DATED APRIL 30, 2004 FOR
                     USALLIANZ HIGH FIVE TM VARIABLE ANNUITY

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                       AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B

THIS SUPPLEMENT UPDATES INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

APPENDIX C - ILLUSTRATIONS BASED ON THE S&P 500(R)

Page 68 - ILLUSTRATION FOR JANUARY 1, 1975 TO DECEMBER 31, 1984
          -----------------------------------------------------

The figure for the "Contract Value with Living Guarantees" at issue should be $100,000 instead of $102,436. The figure for the "Cash Surrender Value with Living Guarantees" at issue should be $92,000 instead of $94,436. The remaining numbers in the table are correct.

                                                      CASH
                                  CONTRACT          SURRENDER
                                 VALUE WITH        VALUE WITH
                CONTRACT           LIVING            LIVING
               ANNIVERSARY       GUARANTEES        GUARANTEES
               -----------       ----------        ----------
                  Issue           $100,000           $92,000

Page 69 - ILLUSTRATION FOR JANUARY 1, 1985 TO DECEMBER 31, 1994
          -----------------------------------------------------

The figure for the "Contract Value with Living Guarantees" at issue should be $100,000 instead of $98,882. The figure for the "Cash Surrender Value with Living Guarantees" at issue should be $92,000 instead of $90,882. The remaining numbers in the table are correct.

                                                      CASH
                                  CONTRACT          SURRENDER
                                 VALUE WITH        VALUE WITH
                CONTRACT           LIVING            LIVING
               ANNIVERSARY       GUARANTEES        GUARANTEES
               -----------       ----------        ----------
                  Issue           $100,000           $92,000

                                                                    PRO-001-0404